Marketable securities, Overall Movement through OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Overall movement through OCI [Abstract]
Revaluation adjustments	$ (107)	$ (94)	$ 437
Movement of ECL on assets measured at FVOCI	(66)	(1)	121
Movement on marketable securities through OCI	$ (173)	$ (95)	$ 558
Bottom of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	0.25%	0.25%
Top of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	3.35%	3.75%
Marketable securities at FVOCI maturity period	3 years